Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Increase in valuation allowance					$ 30,600,000	$ 24,100,000
Tax benefits related to stock-based compensation					0	$ 0
Operating loss carryforwards, federal					250,000,000
Operating loss carryforwards, state					155,200,000
Effective tax rate	0.00%	0.00%	0.00%	0.00%		0.00%
Research and Development Tax Credit Carryforward [Member] | Federal [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards					4,500,000
Research and Development Tax Credit Carryforward [Member] | California [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards					$ 5,100,000